Transamerica ClearTrack® 2015

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 45.8%
International Equity Funds - 9.9%
iShares Core MSCI EAFE ETF	27,856	$ 1,728,465
iShares Core MSCI Emerging Markets ETF	5,862	287,590
iShares Global REIT ETF	32,788	859,701

		2,875,756

U.S. Equity Fund - 12.9%
iShares Core S&P 500 ETF	9,125	3,778,583

U.S. Fixed Income Funds - 23.0%
iShares 0-5 Year TIPS Bond ETF (A)	25,568	2,629,669
iShares Core U.S. Aggregate Bond ETF	39,289	4,088,806

		6,718,475

Total Exchange-Traded Funds (Cost $14,552,176)		13,372,814

INVESTMENT COMPANIES - 53.4%
International Equity Funds - 4.9%
Transamerica Emerging Markets Opportunities (B)	36,778	290,547
Transamerica International Focus (B)	73,482	570,219
Transamerica International Stock (B)	59,884	577,280

		1,438,046

International Fixed Income Fund - 4.9%
Transamerica Emerging Markets Debt (B)	163,696	1,424,151

U.S. Equity Funds - 13.6%
Transamerica Large Cap Value (B)	98,350	1,275,600
Transamerica Large Growth (B)	128,802	1,257,103
Transamerica Mid Cap Growth (B)	53,103	396,145
Transamerica Mid Cap Value Opportunities (B)	38,262	452,633
Transamerica Small Cap Growth (B)	41,221	272,057
Transamerica Small Cap Value (B)	44,464	308,136

		3,961,674

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 30.0%
Transamerica Bond (B)	789,030	$ 6,683,086
Transamerica High Yield Bond (B)	253,048	2,074,992

		8,758,078

Total Investment Companies (Cost $18,791,737)		15,581,949

OTHER INVESTMENT COMPANY - 9.2%
Securities Lending Collateral - 9.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (C)	2,684,640	2,684,640

Total Other Investment Company (Cost $2,684,640)		2,684,640

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 0.65% (C), dated 07/29/2022, to be repurchased at $269,823 on 08/01/2022. Collateralized by a U.S. Government Obligation, 2.25%, due 11/15/2025, and with a value of $275,233.	$ 269,809	269,809

Total Repurchase Agreement (Cost $269,809)		269,809

Total Investments (Cost $36,298,362)		31,909,212
Net Other Assets (Liabilities) - (9.3)%		(2,720,375)

Net Assets - 100.0%		$ 29,188,837

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$13,372,814	$—	$—	$13,372,814
Investment Companies	15,581,949	—	—	15,581,949
Other Investment Company	2,684,640	—	—	2,684,640
Repurchase Agreement	—	269,809	—	269,809

Total Investments	$31,639,403	$269,809	$—	$31,909,212

Transamerica Funds	Page 1

Transamerica ClearTrack® 2015

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $2,629,669, collateralized by cash collateral of $2,684,640. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2022	Shares as of July 31, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$—	$8,565,890	$(986,445)	$(95,037)	$(801,322)	$6,683,086	789,030	$140,014	$42,252
Transamerica Emerging Markets Debt	—	1,883,201	(156,348)	(21,989)	(280,713)	1,424,151	163,696	53,280	—
Transamerica Emerging Markets Opportunities	—	417,804	(12,871)	(1,686)	(112,700)	290,547	36,778	25,688	9,271
Transamerica High Yield Bond	—	2,569,402	(227,988)	(19,770)	(246,652)	2,074,992	253,048	73,513	—
Transamerica International Focus	—	772,906	(37,137)	(2,583)	(162,967)	570,219	73,482	21,025	20,913
Transamerica International Stock	—	765,092	(67,137)	(6,334)	(114,341)	577,280	59,884	22,141	36,983
Transamerica Large Cap Value	—	1,552,237	(157,659)	(5,333)	(113,645)	1,275,600	98,350	37,056	—
Transamerica Large Growth	—	2,235,376	(134,412)	(107,219)	(736,642)	1,257,103	128,802	25,041	270,287
Transamerica Mid Cap Growth	—	703,623	(11,257)	(7,239)	(288,982)	396,145	53,103	56,979	107,168
Transamerica Mid Cap Value Opportunities	—	653,789	(91,355)	(23,388)	(86,413)	452,633	38,262	46,869	72,443
Transamerica Small Cap Growth	—	394,784	(7,570)	(1,849)	(113,308)	272,057	41,221	6,617	30,182
Transamerica Small Cap Value	—	514,442	(27,570)	(26,633)	(152,103)	308,136	44,464	107,166	49,291

Total	$—	$21,028,546	$(1,917,749)	$(319,060)	$(3,209,788)	$15,581,949	1,780,120	$615,389	$638,790

(C)	Rates disclosed reflect the yields at July 31, 2022.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica ClearTrack® 2015

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica ClearTrack® 2015 (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3